General Information - Details of Joint Ventures (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Domestic [member] | POSCO MC MATERIALS Formerly POSCO MITSUBISHI CARBON TECHNOLOGY [Member]
Disclosure of joint ventures [line items]
Category of business	Steel processing and sales
Ownership (%)	60.00%	60.00%
Region	Gwangyang
Domestic [member] | POSCO-KB Shipbuilding Restructuring Fund [member]
Disclosure of joint ventures [line items]
Category of business	Investment in new technologies
Ownership (%)	18.75%	18.75%
Region	Seoul
Domestic [member] | POSCO-NSC Venture Fund [member]
Disclosure of joint ventures [line items]
Category of business	Investment in new technologies
Ownership (%)	16.67%	16.67%
Region	Seoul
Domestic [member] | Posto Plutus Project 3rd Project Fund [member]
Disclosure of joint ventures [line items]
Category of business	Investment in new technologies
Ownership (%)	5.96%	5.96%
Region	Seoul
Domestic [member] | PCC Bio 2nd Fund [member]
Disclosure of joint ventures [line items]
Category of business	Investment in new technologies
Ownership (%)	19.72%	19.72%
Region	Seoul
Domestic [member] | Union PCC Portfolio Fund [member]
Disclosure of joint ventures [line items]
Category of business	Investment in new technologies
Ownership (%)	14.12%	14.12%
Region	Seoul
Domestic [member] | Eco Energy Solution Co., ltd [member]
Disclosure of joint ventures [line items]
Category of business	Service
Ownership (%)	50.00%	50.00%
Region	Seoul
Domestic [member] | FLOW K CO Ltd [Member]
Disclosure of joint ventures [line items]
Category of business	Logistics and warehousing
Ownership (%)	40.00%	0.00%
Region	Gwangyang
Domestic [member] | SNNC [member]
Disclosure of joint ventures [line items]
Category of business	Raw material manufacturing and sales
Ownership (%)	49.00%	49.00%
Region	Gwangyang
Foreign [member]
Disclosure of joint ventures [line items]
Category of business	Medicine production
Foreign [member] | KOBRASCO [member]
Disclosure of joint ventures [line items]
Category of business	Steel materials manufacturing and sales
Ownership (%)	50.00%	50.00%
Region	Brazil
Foreign [member] | BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of joint ventures [line items]
Category of business	Steel processing and sales
Ownership (%)	25.00%	25.00%
Region	China
Foreign [member] | POSCO-SAMSUNG-Slovakia Processing Center [member]
Disclosure of joint ventures [line items]
Category of business	Steel processing and sales
Ownership (%)	30.00%	30.00%
Region	Slovakia
Foreign [member] | YULCHON MEXICO S.A. DE C.V. [member]
Disclosure of joint ventures [line items]
Category of business	Tube for automobile manufacturing
Ownership (%)	11.85%	11.85%
Region	Mexico
Foreign [member] | Hyunson Engineering & Construction HYENCO [member]
Disclosure of joint ventures [line items]
Category of business	Construction
Ownership (%)	4.89%	4.89%
Region	Algeria
Foreign [member] | POSCO E&C Saudi Arabia [member]
Disclosure of joint ventures [line items]
Category of business	Civil engineering and construction
Ownership (%)	40.00%	40.00%
Region	Saudi Arabia
Foreign [member] | POS-AUSTEM Suzhou Automotive Co., Ltd [member]
Disclosure of joint ventures [line items]
Category of business	Automotive parts manufacturing
Ownership (%)	19.90%	19.90%
Region	China
Foreign [member] | POS-InfraAuto (Suzhou) Co., Ltd [member]
Disclosure of joint ventures [line items]
Category of business	Automotive parts manufacturing
Ownership (%)	16.20%	16.20%
Region	China
Foreign [member] | POS-AUSTEM YANTAI AUTOMOTIVE CO.,LTD [member]
Disclosure of joint ventures [line items]
Category of business	Automotive parts manufacturing
Ownership (%)	11.10%	11.10%
Region	China
Foreign [member] | POS-AUSTEM WUHAN AUTOMOTIVE CO., LTD [member]
Disclosure of joint ventures [line items]
Category of business	Automotive parts manufacturing
Ownership (%)	7.43%	7.43%
Region	China
Foreign [member] | DMSA/AMSA [member]
Disclosure of joint ventures [line items]
Category of business	Energy & resource development
Ownership (%)	3.89%	3.89%
Region	Madagascar
Foreign [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of joint ventures [line items]
Category of business	Energy & resource development
Ownership (%)	12.50%	12.50%
Region	Australia
Foreign [member] | POSCO-NPS Niobium LLC [member]
Disclosure of joint ventures [line items]
Category of business	Mine development
Ownership (%)	50.00%	50.00%
Region	USA
Foreign [member] | HBIS-POSCO Automotive Steel Co., Ltd [member]
Disclosure of joint ventures [line items]
Category of business	Steel manufacturing and sales
Ownership (%)	50.00%	50.00%
Region	China
Foreign [member] | PT NICOLE METAL INDUSTRY [member]
Disclosure of joint ventures [line items]
Category of business	Nickel smelting
Ownership (%)	49.00%	49.00%
Region	Indonesia
Foreign [member] | Hydrogen Duqm LLC [Member]
Disclosure of joint ventures [line items]
Category of business	Green hydrogen/Ammonia product business development
Ownership (%)	44.80%	0.00%
Region	Oman
Foreign [member] | Nickel Mining Company SAS [member]
Disclosure of joint ventures [line items]
Category of business	Raw material manufacturing and sales
Ownership (%)	49.00%	49.00%
Region	New Caledonia